Organization and Principal Activities - Results of operations of VIE and the VIE's subsidiaries (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization and Principal Activities
Revenue	¥ 4,373,153	¥ 3,284,525	¥ 2,045,152
Net income/(loss) from continuing operations	1,307,540	865,846	205,186
Net loss from discontinued operations			(2,069)
Net income	1,307,540	865,846	203,117
VIE
Organization and Principal Activities
Revenue	1,658,159	1,438,597	803,906
Net income/(loss) from continuing operations	(9,852)	25,933	12,237
Net loss from discontinued operations			(2,069)
Net income	¥ (9,852)	¥ 25,933	¥ 10,168